Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue Table [Abstract]
Schedule of presents components revenue
	Year Ended December 31,
	2022	2021
Cost plus fixed fee	$6,898,450	$2,856,858
Firm fixed-price	3,023,176	4,978,015
Firm fixed-price-vehicle lease	1,513,333	756,667
Total	$11,434,959	$8,591,540

Schedule of unfulfilled performance obligations
($ in millions)	Expected Revenue from Unfulfilled Performance Obligations by Period
	Total	2023	2024
Unfulfilled performance obligations:
Performance obligations	$11.1	$7.0	$4.1
Total unfulfilled performance obligations	$11.1	$7.0	$4.1